UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—0.8%

U.S. Treasury Bond 3.000%, 11/15/44	$125		$128
U.S. Treasury Note
1.625%, 12/31/19	225		229
2.250%, 11/15/24	645		657

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,023)			1,014

FOREIGN GOVERNMENT SECURITIES—2.3%

Argentine Republic Series NY, 8.280%, 12/31/33(13)	351		358
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	60		51
RegS 7.000%, 12/1/18(4)	27		10
RegS 7.750%, 10/13/19(4)	26		9
RegS 8.250%, 10/13/24(4)	165		56
7.650%, 4/21/25	465		156
9.375%, 1/13/34	195		69
Federative Republic of Brazil 12.500%, 1/5/22	250	BRL	61
Kingdom of Morocco 144A 4.250%, 12/11/22(3)(10)	200		202
Mongolia 144A 5.125%, 12/5/22(3)	200		165
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		187
Republic of Chile 5.500%, 8/5/20	100,500	CLP	149
Republic of Colombia 4.375%, 3/21/23	229,000	COP	61
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		177
Republic of El Salvador 144A 6.375%, 1/18/27(3)(10)	285		252
Republic of Iceland 144A 5.875%, 5/11/22(3)(10)	175		199
Republic of Romania 144A 4.875%, 1/22/24(3)	106		114
Republic of South Africa Series R203, 8.250%, 9/15/17	1,160	ZAR	85
Russian Federation
144A 7.850%, 3/10/18(3)	10,000	RUB	143
144A 4.875%, 9/16/23(3)(10)	200		202
United Mexican States Series M, 6.500%, 6/9/22	2,989	MXN	183

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,793)			2,889

MORTGAGE-BACKED SECURITIES—10.0%

Agency—2.7%
FHLMC
4.000%, 2/1/45	261		279
3.500%, 3/1/45	247		258
FNMA

	PAR VALUE	VALUE

Agency—(continued)
3.000%, 6/1/43	$837	$851
3.500%, 8/1/45	1,967	2,054

		3,442

Non-Agency—7.3%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	199
15-SFR2, C 4.691%, 10/17/45	185	187
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.040%, 6/25/33(2)	125	121
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	215	224
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	18	18
Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	76	76
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	178	187
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1 AF5A 5.211%, 7/25/35(2)	250	248
05-12, 2A4 5.575%, 2/25/36(2)	160	159
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	300	327
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	122	131
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	74	74
15-A, A1 3.500%, 6/25/58(2)	185	189
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	188	191
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.583%, 8/10/44(2)(3)	175	187
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.794%, 5/25/24(2)	225	202
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(3)	140	140
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 3.157%, 5/25/35(2)	131	124
Goldman Sachs Mortgage Securities Trust II 07-GG10, A4 5.989%, 8/10/45(2)	193	203

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.752%, 6/25/35(2)	$195	$190
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	54	55
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(2)(3)	150	151
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	300	304
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	158	158
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355	369
07- PW15, AM 5.363%, 2/11/44	115	118
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	165	173
07-LDP10, AM 5.464%, 1/15/49(2)	265	272
MASTR Alternative Loan Trust
04-4, 6A1 5.500%, 4/25/34	110	116
04-6, 7A1 6.000%, 7/25/34	283	288
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(3)	141	142
05-1, 1A5 144A 8.000%, 8/25/34(3)	126	135
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	230	232
Morgan Stanley Capital I Trust 07-IQ14, AM 5.865%, 4/15/49(2)	115	119
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	125	126
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	102	104
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	110	111
Residential Asset Mortgage Products, Inc. 04-SL4, A3 6.500%, 7/25/32	125	129
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	161	164
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	175	177
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	103	104
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 6/25/44(2)(3)	71	73

	PAR VALUE	VALUE

Non-Agency—(continued)
15-1, A1 144A 3.500%, 1/25/45(2)(3)	$122	$123
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	141	139
Structured Asset Securities Corp. Mortgage Pass - Through Certificates 02-AL1, A3 3.450%, 2/25/32	280	276
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	143	143
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	148	148
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	139	138
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	250	250
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	130	144
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C32, A3 5.901%, 6/15/49(2)	300	314
15-LC20, B 3.719%, 4/15/50	185	180
07-C33, A5 6.150%, 2/15/51(2)	300	322

		9,174

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,485)		12,616

ASSET-BACKED SECURITIES—2.3%

Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	267	273
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	265	267
15-1A, C 144A 3.580%, 6/15/21(3)	445	451
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	159	164
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	50	50
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	220	223
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	140	142
15-A1, C 144A 4.100%, 12/15/20(3)	185	189
15-2A, C 144A 3.900%, 3/15/21(3)	185	187
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	220	223
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	225	228

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	$110	$106
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	74	77
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	147	152
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	225	227

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,925)		2,959

CORPORATE BONDS AND NOTES—29.9%

Consumer Discretionary—4.8%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	155	157
Boyd Gaming Corp.
9.000%, 7/1/20	80	85
6.875%, 5/15/23	85	87
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	100	99
144A 6.125%, 7/1/22(3)	65	62
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(2)(13)	70	58
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	50	48
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	95	75
CCO Holdings LLC 5.250%, 3/15/21	90	89
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	75	75
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	335	337
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)(10)	200	208
Intelsat Jackson Holdings SA 5.500%, 8/1/23	180	149
International Game Technology plc
7.500%, 6/15/19	120	127
144A 6.250%, 2/15/22(3)	220	206
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	144	149
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	182
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	109	92
MDC Holdings, Inc. 5.500%, 1/15/24	175	178
Meritor, Inc. 6.750%, 6/15/21	140	141
MGM Resorts International 6.000%, 3/15/23	95	92

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Mohegan Tribal Gaming Authority
144A 9.750%, 9/1/21(3)	$35	$36
9.750%, 9/1/21	75	77
MPG Holdco I, Inc. 7.375%, 10/15/22	175	183
Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	200	196
New York University 4.142%, 7/1/48	115	110
Numericable Group SA 144A 6.000%, 5/15/22(3)(10)	225	217
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	185	165
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	25	25
Penn National Gaming, Inc. 5.875%, 11/1/21	80	81
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	195	207
QVC, Inc. 5.125%, 7/2/22	125	129
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	105	109
Scientific Games International, Inc.
6.625%, 5/15/21	195	141
144A 7.000%, 1/1/22(3)	115	114
Signet UK Finance plc 4.700%, 6/15/24	185	187
Standard Pacific Corp. 5.875%, 11/15/24	75	77
Station Casinos LLC 7.500%, 3/1/21	235	246
Tempur Sealy International, Inc. 144A 5.625%, 10/15/23(3)	75	75
Toll Brothers Finance Corp.
4.000%, 12/31/18	195	201
6.750%, 11/1/19	130	148
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	185	182
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	189
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	200	182

		5,973

Consumer Staples—0.3%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	110	110
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	75	74
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	50	50
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	190	191

		425

Energy—4.9%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	95	84
Blue Racer Midstream LLC ( Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(3)	65	62

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
CNOOC Finance USA LLC 3.500%, 5/5/25	$200	$190
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	115
CONSOL Energy, Inc. 5.875%, 4/15/22	130	88
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	190	163
Denbury Resources, Inc. 5.500%, 5/1/22	90	54
Ecopetrol SA 5.375%, 6/26/26	190	166
Energy Transfer Partners LP 5.875%, 1/15/24	190	172
EnQuest plc 144A 7.000%, 4/15/22(3)	200	125
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	190	142
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	155	131
FTS International, Inc. 6.250%, 5/1/22	90	28
Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(3)(7)(10)	200	186
Gulfmark Offshore, Inc. 6.375%, 3/15/22	155	93
Gulfport Energy, Corp. 7.750%, 11/1/20	180	178
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	110	110
Kinder Morgan, Inc. 7.750%, 1/15/32	155	163
Laredo Petroleum, Inc.
7.375%, 5/1/22	185	180
6.250%, 3/15/23	30	27
Linn Energy LLC 6.500%, 5/15/19	155	43
Lukoil International Finance BV 144A 7.250%, 11/5/19(3)	150	158
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	275	253
Newfield Exploration Co. 5.375%, 1/1/26	185	169
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	180	165
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	231	61
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	150	57
Parker Drilling Co. (The) 7.500%, 8/1/20	165	136
Petrobras Global Finance BV
3.000%, 1/15/19	205	148
5.375%, 1/27/21	145	106
Petroleos de Venezuela SA

	PAR VALUE	VALUE

Energy—(continued)
RegS 8.500%, 11/2/17(4)	$130	$87
144A 6.000%, 5/16/24(3)	235	76
RegS 6.000%, 11/15/26(4)	425	137
Petroleos Mexicanos 6.000%, 3/5/20	160	171
PHI, Inc. 5.250%, 3/15/19	75	65
QEP Resources, Inc. 6.875%, 3/1/21	210	194
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	89
Regency Energy Partners LP
5.875%, 3/1/22	145	149
4.500%, 11/1/23	130	120
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)	200	170
Sabine Oil & Gas Corp. 7.250%, 6/15/19(2)(13)	190	28
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	135	126
SM Energy Co. 6.125%, 11/15/22	230	214
Sunoco LP (Sunoco Finance Corp.)
144A 5.500%, 8/1/20(3)	150	149
144A 6.375%, 4/1/23(3)	220	216
Transcanada Trust 5.625%, 5/20/75(2)	185	177
Transocean, Inc. 4.300%, 10/15/22	215	133
Whiting Petroleum Corp. 6.250%, 4/1/23	185	161

		6,215

Financials—7.6%
Akbank TAS 144A 7.500%, 2/5/18(3)	300TRY	86
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(10)	230	238
Ally Financial, Inc. 4.125%, 2/13/22	50	48
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	210
Ares Finance Co. II LLC 144A 5.250%, 9/1/25(3)	195	199
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)	150	139
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(10)	260	278
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)(10)	160	154
144A 6.125%, 4/24/27(2)(3)(10)	215	221
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	145	144
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	330BRL	79
Banco Santander Chile 144A 3.875%, 9/20/22(3)(10)	155	155
Bancolombia S.A. 5.125%, 9/11/22	165	156
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	203
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)(10)	200	208

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Block Financial LLC 4.125%, 10/1/20	$100	$100
Brixmor Operating Partnership LP 3.875%, 8/15/22	50	50
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(6)	200	195
Compass Bank 3.875%, 4/10/25	250	233
Corporate Office Properties LP 3.600%, 5/15/23	190	178
Corrections Corp of America 5.000%, 10/15/22	295	297
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	150	154
CyrusOne LP (CyrusOne Finance Corp.) 144A 6.375%, 11/15/22(3)	190	194
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(10)	250	244
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	185	183
Eurasian Development Bank 144A 4.767%, 9/20/22(3)(10)	200	189
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	43
First Cash Financial Services, Inc. 6.750%, 4/1/21	110	111
First Niagara Financial Group, Inc. 7.250%, 12/15/21(10)	200	225
FS Investment Corp. 4.750%, 5/15/22	215	212
Genworth Holdings, Inc. 4.900%, 8/15/23(10)	225	176
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	5	5
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	78
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	185	192
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
6.000%, 8/1/20	70	72
5.875%, 2/1/22	150	151
iStar Financial, Inc.
4.875%, 7/1/18	75	73
5.000%, 7/1/19	105	100
Itau Unibanco Holding S.A. 144A 5.125%, 5/13/23(3)	200	173
JPMorgan Chase & Co. Series Z, 5.300% (2)(5)(6)	35	34
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(10)	200	157
Kilroy Realty LP 4.375%, 10/1/25	170	172
Korea Finance Corp. 4.625%, 11/16/21(10)	200	222
Leucadia National Corp. 5.500%, 10/18/23	110	111

	PAR VALUE	VALUE

Financials—(continued)
Lincoln National Corp. 6.050%, 4/20/67(2)(5)(10)	$175	$147
McGraw Hill Financial, Inc.
144A 4.000%, 6/15/25(3)	60	60
144A 4.400%, 2/15/26(3)	105	107
Morgan Stanley 144A 10.090%, 5/3/17(3)	280BRL	66
MPT Operating Partnership LP 5.500%, 5/1/24	90	92
Navient LLC
4.875%, 6/17/19	45	41
5.500%, 1/25/23	180	143
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	200	198
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(10)	200	206
Prudential Financial, Inc.
5.875%, 9/15/42(2)(10)	215	227
5.625%, 6/15/43(2)(5)(10)	75	77
Select Income REIT 4.500%, 2/1/25	180	173
Springleaf Finance Corp. 5.250%, 12/15/19	185	181
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	162
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(10)	215	207
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/22/22(3)	180	159
Voya Financial, Inc. 5.650%, 5/15/53(2)	170	172
Walter Investment Management Corp. 7.875%, 12/15/21	165	142
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	140	120

		9,537

Health Care—3.0%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	65	64
144A 5.625%, 2/15/23(3)	15	15
Alere, Inc.
6.500%, 6/15/20	120	123
144A 6.375%, 7/1/23(3)	40	41
Capsugel SA PIK Interest Capitalization 144A 7.000%, 5/15/19(2)(3)(12)	40	40
Community Health Systems, Inc. 6.875%, 2/1/22	120	123
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	150	129
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	105	101
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	135	131

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Endo Finance LLC
(Endo Finco, Inc.) 144A 5.375%, 1/15/23(3)	$130	$ 125
(Endo Finco, Inc.) 144A 6.000%, 7/15/23(3)	265	263
HCA, Inc. 5.375%, 2/1/25	205	204
HealthSouth Corp.
144A 5.750%, 11/1/24(3)	20	20
144A 5.750%, 9/15/25(3)	175	170
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(3)	115	116
Hologic, Inc. 144A 5.250%, 7/15/22(3)	15	15
IASIS Healthcare LLC 8.375%, 5/15/19	110	114
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	60	62
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	110	107
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 8.75% interest 0.75% capitalization 144A 9.500%, 5/1/20(2)(3)(11)	105	106
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	75	73
144A 5.625%, 10/15/23(3)	165	151
144A 5.500%, 4/15/25(3)	15	14
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	85	84
Select Medical Corp. 6.375%, 6/1/21	185	181
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	65	65
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	190	189
Tenet Healthcare Corp.
5.500%, 3/1/19	110	109
4.500%, 4/1/21	240	237
8.125%, 4/1/22	295	314
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	20	21
144A 5.625%, 12/1/21(3)	20	19
144A 5.500%, 3/1/23(3)	55	52
144A 5.875%, 5/15/23(3)	145	139

		3,717

Industrials—2.6%
ADT Corp. (The) 6.250%, 10/15/21	200	207
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	185	162
Air Canada
144A 6.750%, 10/1/19(3)(10)	185	194

	PAR VALUE	VALUE

Industrials—(continued)
Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	$ 69	$ 72
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	30	29
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	258	258
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(3)	87	87
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	145	107
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(10)	64	67
Builders FirstSource, Inc.
144A 7.625%, 6/1/21(3)	180	188
144A 10.750%, 8/15/23(3)	50	50
Carpenter Technology Corp. 4.450%, 3/1/23(10)	160	157
CEB, Inc. 144A 5.625%, 6/15/23(3)	70	70
DP World Ltd. 144A 6.850%, 7/2/37(3)(10)	100	106
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	120	109
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	171	165
Masco Corp.
5.950%, 3/15/22	135	147
4.450%, 4/1/25	60	61
Nortek, Inc. 8.500%, 4/15/21	175	185
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21(10)	124	129
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	175
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	70	69
TransDigm, Inc.
6.000%, 7/15/22	130	122
144A 6.500%, 5/15/25(3)	55	52
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	173	184
United Rentals North America, Inc. 5.500%, 7/15/25	190	178

		3,330

Information Technology—1.1%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22(10)	160	158
First Data Corp. 11.750%, 8/15/21	555	618
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	185	179

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	$40	$40
144A 4.900%, 10/15/25(3)	40	40
KLA-Tencor Corp. 4.650%, 11/1/24	190	190
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	110	100

		1,325

Materials—2.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)(10)	230	237
ArcelorMittal 6.125%, 6/1/25	185	150
Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	200	201
Berry Plastics Corp. 5.125%, 7/15/23	175	166
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	255	178
Cascades, Inc. 144A 5.500%, 7/15/22(3)(10)	235	224
Cemex SAB de CV 144A 7.250%, 1/15/21(3)(10)	200	200
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55	48
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	200	199
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	185	179
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	110	103
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	140	131
Hexion U.S. Finance Corp. 6.625%, 4/15/20	85	73
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	187
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	196
Methanex Corp. 4.250%, 12/1/24	190	183
Owens-Brockway Glass Container, Inc. 144A 5.875%, 8/15/23(3)	10	10
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190	190
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)(10)	200	203
Tronox Finance LLC 6.375%, 8/15/20	125	80
United States Steel Corp. 6.875%, 4/1/21(10)	100	77
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	140	118
144A 6.000%, 1/31/19(3)	200	146

		3,479

Telecommunication Services—1.8%
Altice Financing SA

	PAR VALUE		VALUE

Telecommunication Services—(continued)
144A 6.625%, 2/15/23(3)	$200		$192
US II Corp. 144A 7.750%, 7/15/25(3)	200		178
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	113
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(10)	200		212
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	165		178
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230		214
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(10)	200		199
Frontier Communications Corp.
6.250%, 9/15/21	130		109
144A 10.500%, 9/15/22(3)	45		44
Level 3 Financing, Inc. 7.000%, 6/1/20	185		192
Sprint Communications, Inc. 6.000%, 11/15/22	100		75
Sprint Corp. 7.250%, 9/15/21	125		103
T-Mobile USA, Inc.
6.731%, 4/28/22	30		30
6.500%, 1/15/24	65		63
Verizon Communications, Inc. 4.400%, 11/1/34	185		172
Windstream Corp. 7.750%, 10/15/20	260		222

			2,296

Utilities—1.0%
AmeriGas Partners LP 7.000%, 5/20/22	160		165
Calpine Corp. 5.375%, 1/15/23	286		268
Electricite de France SA 144A 5.250% (2)(3)(5)(6)(10)	200		192
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200		187
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	160		178
NRG Yield Operating LLC 5.375%, 8/15/24	70		62
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	135		124
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	105		93

			1,269
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $40,855)			37,566

LOAN AGREEMENTS(2)—6.1%

Consumer Discretionary—1.9%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	155		149
Affinity Gaming LLC 5.250%, 11/9/17	109		109

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Aristocrat Leisure Ltd. 4.750%, 10/20/21	$112	$113
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	76
Caesars Entertainment Operating Co., Inc.
(Harrah’s Operating Company, Inc.) Tranche B-4, 11.250%, 10/31/16(13)	36	33
Tranche B-6, 9.250%, 3/1/17(13)	66	61
Tranche B-7, 11.500%, 1/28/18(13)	47	43
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	75	66
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	70	66
Cirque Du Soleil First Lien, 5.000%, 7/8/22	52	52
El Dorado Resorts, Inc. 4.250%, 7/25/22	43	43
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	56	56
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 6.943%, 1/30/19	195	162
Key Safety Systems, Inc. 4.750%, 8/29/21	94	92
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	180	181
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	162	161
Life Time Fitness, Inc. 4.250%, 6/10/22	116	115
Marina District Finance Co., Inc. 6.500%, 8/15/18	46	47
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	159	159
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	31	31
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	87	87
Staples, Inc. First Lien, 0.000%, 4/23/21 (First Lien)(8)	145	144
Transtar Holding Co. Second Lien, 10.000%, 10/9/19	63	61
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	162	152
U.S. Farathane Corp. 6.750%, 12/23/21	75	76

		2,335

Consumer Staples—0.6%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	137	137
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	185	186

	PAR VALUE	VALUE

Consumer Staples—(continued)
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
Second Lien, 6.000%, 4/30/20	$236	$241
6.000%, 8/26/22	194	190

		754

Energy—0.5%
Arch Coal, Inc. 6.250%, 5/16/18	232	132
Chelsea Petroleum I LLC 0.000%, 7/22/22(8)	167	166
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	136	113
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	120	81
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	88
Seadrill Operating LP 4.000%, 2/21/21	107	66

		646

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	88	88

Health Care—0.7%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	46	44
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	31	31
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20 (Second Lien )	135	135
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	95	95
Concentra, Inc. First Lien, Tranche B 4.625%, 6/1/22	12	12
Horizon Pharma, Inc. 4.500%, 5/7/21	39	38
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	126	126
MMM Holdings, Inc. 9.750%, 12/12/17(15)	40	31
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(15)	29	22
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	102	101
PharMEDium Healthcare Corp. Second Lien, 7.750%, 1/28/22	37	36
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	166	165
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	20	20
Second Lien, 8.500%, 11/3/21	63	64

		920

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—0.6%
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	$139	$135
DynCorp International, Inc. 6.250%, 7/7/16	103	101
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	34	34
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	83	82
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	155	154
Navistar, Inc. 6.500%, 8/7/20	90	88
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	155	147

		741

Information Technology—1.0%
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	89	88
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	128	128
Blue Coat Systems, Inc. 4.500%, 5/20/22	39	39
Deltek, Inc.
First Lien 5.000%, 6/25/22 (First Lien)	5	5
Second Lien 9.500%, 6/26/23 (Second Lien)	82	82
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	76	75
First Data Corp.
2018 Term Loan 3.966%, 3/23/18	246	244
2022 Term Loan 3.946%, 7/8/22 (2022 Dollar Term Loan)	46	46
Infinity Acquisition Ltd. 4.000%, 8/6/21	77	76
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	272	272
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	125	125
Riverbed Technologies, Inc. 6.000%, 4/25/22	84	84

		1,264

Materials—0.4%
Berry Plastics Groups, Inc. Tranche E, 3.750%, 1/6/21	181	180
CPI Acquisition, Inc. First Lien, 6.750%, 8/17/22	100	99
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	59	49
Houghton International, Inc. Holding Corp. Second Lien, 9.750%, 12/21/20	95	94

	PAR VALUE	VALUE

Materials—(continued)
INEOS U.S. Finance LLC 2022 Dollar 4.250%, 3/31/22	$11	$11

		433

Telecommunication Services—0.1%
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	177	177

Utilities—0.2%
Atlantic Power LP 4.750%, 2/24/21	35	35
NRG Energy, Inc. 2.750%, 7/1/18	195	191
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.683%, 10/10/17(16)	125	48

		274
TOTAL LOAN AGREEMENTS (Identified Cost $8,007)		7,632
	SHARES	VALUE
PREFERRED STOCKS—1.6%

Energy—0.2%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(10)	200(9)	193

Financials—1.4%
Ally Financial, Inc. Series A, 8.500%	6,735	175
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	140(9)	138
Citigroup, Inc. Series J, 7.125%(2)	6,800	183
Citigroup, Inc. Series N, 5.800%(2)	210(9)	207
General Electric Capital Corp. Series B, 6.25%(2)(10)	100(9)	108
General Electric Capital Corp. Series C, 5.25%(2)	100(9)	103
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	135(9)	134
JPMorgan Chase & Co. Series V, 5.000%(2)	190(9)	185
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(10)	140(9)	131
SunTrust Bank, Inc. 5.625%(2)(5)	55(9)	55
Wells Fargo & Co. Series K, 7.980%(2)(10)	140(9)	148
Zions Bancorp 6.950%	7,760	218

		1,785
TOTAL PREFERRED STOCKS (Identified Cost $1,983)		1,978

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCK—79.0%

Consumer Discretionary—2.0%
Eutelsat Communications SA	37,336	$1,143
SES SA	44,384	1,397

		2,540

Energy—17.3%
Columbia Pipeline Group, Inc.	46,010	842
Enbridge, Inc.	104,671	3,887
Keyera Corp.	33,920	934
Kinder Morgan, Inc.	162,001	4,484
Pembina Pipeline Corp.	52,835	1,271
Plains GP Holdings LP Class A	40,465	708
Spectra Energy Corp.	73,310	1,926
Targa Resources Corp.	14,850	765
TransCanada Corp.	72,928	2,303
Williams Cos., Inc. (The)	123,484	4,550

		21,670

Financials—4.2%
American Tower Corp.	28,395	2,498
Crown Castle International Corp.	35,765	2,821

		5,319

Industrials—11.4%
Abertis Infraestructuras SA	104,177	1,645
Atlantia SpA	95,934	2,679
Auckland International Airport Ltd.	353,602	1,107
Aurizon Holdings Ltd.	278,240	983
Ferrovial SA	59,934	1,429
Flughafen Zuerich AG	1,834	1,276
Sydney Airport	328,645	1,381
Transurban Group	399,391	2,798
Vinci SA	15,502	982

		14,280

Telecommunication Services—14.7%
AT&T, Inc.	129,360	4,214
BCE, Inc.	20,377	835
BT Group plc	224,602	1,426
Deutsche Telekom AG Registered Shares	76,450	1,357
Nippon Telegraph & Telephone Corp. ADR	35,400	1,250
Singapore Telecommunications Ltd.	582,000	1,473
TELUS Corp.	40,707	1,283
Verizon Communications, Inc.	94,809	4,125

	SHARES	VALUE

Telecommunication Services—(continued)
Vodafone Group plc Sponsored ADR	77,877	$2,472

		18,435

Utilities—29.4%
ALLETE, Inc.	21,265	1,074
American Electric Power Co., Inc.	20,200	1,149
American Water Works Co., Inc.	31,255	1,721
APA Group	172,170	1,039
Atmos Energy Corp.	21,170	1,232
CMS Energy Corp.	37,560	1,327
Dominion Resources, Inc.	29,498	2,076
DTE Energy Co.	15,965	1,283
Duke Energy Corp.	26,435	1,902
Edison International	19,735	1,245
Eversource Energy	24,955	1,263
Hera SpA	382,750	993
Iberdrola SA	193,795	1,288
National Grid plc	259,164	3,602
NextEra Energy, Inc.	34,250	3,341
NiSource, Inc.	46,010	853
Pennon Group plc	91,400	1,074
Portland General Electric Co.	36,185	1,338
Public Service Enterprise Group, Inc.	34,605	1,459
Questar Corp.	37,300	724
Sempra Energy	25,715	2,487
SevernTrent plc	34,260	1,132
Suez Environnement SA	48,215	864
Vectren Corp.	25,905	1,088
Veolia Environnement SA	61,350	1,400

		36,954

TOTAL COMMON STOCK (Identified Cost $89,588)		99,198

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 10/02/15 strike price $2,165	460	0
S&P 500® Index Fund expiration 10/09/15 strike price $2,130	522	0

		0

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—0.1%
S&P 500® Index Fund expiration 10/02/15 strike price $1,760	460	$7
S&P 500® Index Fund expiration 10/09/15 strike price $1,760	522	78

		85

TOTAL PURCHASED OPTIONS—0.1% (Premiums Received $186)		85

TOTAL LONG TERM INVESTMENTS—132.1% (Identified Cost $160,845)		165,937(14)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.5%

Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	1,929,293	1,929

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,929)		1,929

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—133.7% (Identified Cost $162,775)		167,866(1)

	CONTRACTS	VALUE

WRITTEN OPTIONS—(0.3)%

Call Options—0.0%
S&P 500® Index Fund expiration 10/02/15 strike price $2,090	460	(2)
S&P 500® Index Fund expiration 10/09/15 strike price $2,065	522	(5)

		(7)

Put Options—(0.3)%
S&P 500® Index Fund expiration 10/02/15 strike price $1,835	460	(68)
S&P 500® Index Fund expiration 10/09/15 strike price $1,825	522	(350)

		(418)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $476)		(425)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—133.3% (Identified Cost $162,298)		167,441

Other assets and liabilities, net—(33.3)%		(41,845)

NET ASSETS—100.0%	$	125,596

Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GDN	Global Depository Notes
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $25,056 or 19.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	All or a portion segregated as collateral for written options.
(11)	92.1% of the income received is cash and 7.9% is interest capitalization.
(12)	100% of the income received is cash.
(13)	Security in default.
(14)	All or a portion segregated as collateral for borrowings.
(15)	Illiquid security.
(16)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	62%
Canada	7
United Kingdom	6
Australia	4
France	3
Spain	3
Italy	2
Other	13
Total	100%

† % of total investments net of options as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,959	$—	$2,959	$—
Corporate Bonds And Notes	37,474	—	37,474	—
Foreign Government Securities	2,889	—	2,889	—
Loan Agreements	7,724	—	7,663	61
Mortgage-Backed Securities	12,616	—	12,616	—
U.S. Government Securities	1,014	—	1,014	—
Equity Securities:
Common Stock	99,198	90,417	8,781	—
Preferred Stocks	1,978	358	1,620	—
Purchased Options	85	85	—	—
Short-Term Investments	1,929	1,929	—	—
Total Investments before Written Options	$167,866	$92,789	$75,016	$61
Written Options	(425)	(425)	—	—
Total Investments Net of Written Options	$167,441	$92,364	$75,016	$61

Securities held by the Fund with an end of period Value of $ 218 were transferred from level 1 to level 2 since an exchange price was no longer available.

Securities held by the Fund with an end of period value of $ 18,935 were transferred from Level 2 into Level 1 based on our valuation procedures for non-US securities. (See Note 1A in the Notes to the Schedules of Investments for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan
Investments in Securities	Agreements

Balance as of December 31, 2014:	$94
Accrued discount/(premium)	-	(c)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(6)
Purchases	-
Sales(b)	-
Transfers into Level 3 (a)	61
Transfers from Level 3 (a)	(88)	(d)

Balance as of September 30, 2015	$61

(a) “Transfers into and/or from” represent the ending value as of September 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities if applicable.

(c) Amount less than $500.

(d) The transfer is due to increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board..

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

Investments (before written options)	$162,800	$15,887	$(10,821)	$17,868
Written Options	(476)	172	(121)	51

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 4 —ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments Inc., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Fund’s investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/25/2015

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.